Restructuring Charges and Asset Impairments (Reconciliation of Restructuring Liability) (Details) $ in Millions	12 Months Ended
Dec. 31, 2020 USD ($)
Restructuring Reserve [Roll Forward]
Balance as of January 1, 2020	$ 0
Restructuring charges accrued during the period	116
Lease restructuring charges related to operating lease liabilities	(4)
Cash payments / settlements during the period	(21)
Currency translation and other adjustments	0
Balance at December 31, 2020	91
Severance
Restructuring Reserve [Roll Forward]
Balance as of January 1, 2020	0
Restructuring charges accrued during the period	32
Lease restructuring charges related to operating lease liabilities	0
Cash payments / settlements during the period	(16)
Currency translation and other adjustments	(1)
Balance at December 31, 2020	15
Lease Abandonment
Restructuring Reserve [Roll Forward]
Balance as of January 1, 2020	0
Restructuring charges accrued during the period	58
Lease restructuring charges related to operating lease liabilities	(4)
Cash payments / settlements during the period	(2)
Currency translation and other adjustments	0
Balance at December 31, 2020	52
Other
Restructuring Reserve [Roll Forward]
Balance as of January 1, 2020	0
Restructuring charges accrued during the period	26
Lease restructuring charges related to operating lease liabilities	0
Cash payments / settlements during the period	(3)
Currency translation and other adjustments	1
Balance at December 31, 2020	$ 24